Equity - Schedule of Issued Capital and Authorized Shares, All Registered and Without Par Value (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Issued capital	R$ 2,243,215	R$ 2,209,415	R$ 2,163,377
Common shares [member]
Disclosure of classes of share capital [line items]
Shares issued (in shares)	928,965,058	928,965,058
Preference shares [member]
Disclosure of classes of share capital [line items]
Shares issued (in shares)	329,568,166	326,631,190